Condensed Consolidated Balance Sheets (Parenthetical) (Unaudited)	Jun. 30, 2024 £ / shares shares	Jun. 30, 2024 $ / shares shares	Dec. 31, 2023 £ / shares shares	Dec. 31, 2023 $ / shares shares
Ordinary shares, par value | (per share)	£ 0.001	$ 0.001	£ 0.001	$ 0.001
Ordinary shares, shares authorized	41,087,901	41,087,901	41,082,948	41,082,948
Ordinary shares, shares issued	41,087,901	41,087,901	41,082,948	41,082,948
Ordinary shares, shares outstanding	41,087,901	41,087,901	41,082,948	41,082,948
Deferred shares, par value | £ / shares	£ 92,451.85		£ 92,451.85
Deferred shares, shares authorized	1	1	1	1
Deferred shares, shares issued	1	1	1	1
Deferred shares, shares outstanding	1	1	1	1